Debt Issuance Costs (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Expected Amortization Expense

The future amortization expense for each of the five succeeding years and beyond relating to current and noncurrent capitalized debt issuance costs is (all amounts in thousands):

Year Ending December 31,
2013 (1)	$136
2014	28
2015	0
2016	0
2017	0
$164

(1)	See Note 6 for the current portion of capitalized debt issuance costs of $136,000 expected to be amortized in 2013.